UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-2688

Name of Fund:  Merrill Lynch Municipal Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments


Merrill Lynch Municipal Bond Fund, Inc. - Short-Term Portfolio

Schedule of Investments as of September 30, 2005                                                                   (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                          Value
Alaska - 0.5%         $   2,150    Alaska Student Loan Corporation, Capital Project Revenue Bonds, Series A,
                                   5% due 1/01/2008 (e)                                                              $      2,238

Connecticut - 0.6%        2,700    Connecticut State, GO, Refunding, Series C, 4% due 12/15/2005                            2,707

Delaware - 2.3%                    Delaware State, GO, Series A:
                          4,125        5% due 1/01/2006                                                                     4,148
                          5,190        5% due 1/01/2008                                                                     5,414

Florida - 2.0%            3,690    Collier County, Florida, Limited, GO (Conservation Collier Program),
                                   Series A, 5% due 1/01/2007 (c)                                                           3,783
                            400    Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds
                                   (Tampa International Airport), AMT, Series A, 5% due 10/01/2005 (c)                        400
                          4,365    Saint John's River Management District, Florida, Land Acquisition Revenue
                                   Refunding Bonds, 4.50% due 7/01/2007 (e)                                                 4,476

Georgia - 3.6%            5,000    Cobb County, Georgia, GO, TAN, 3.50% due 12/30/2005                                      5,008
                          1,075    Fulton County, Georgia, Development Authority, PCR, Refunding (General Motors
                                   Corporation), VRDN, 5.78% due 4/01/2010 (b)                                              1,075
                                   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
                                   Series DD (d):
                            220        7% due 1/01/2008 (g)                                                                   239
                          6,005        7% due 1/01/2008                                                                     6,497
                          2,550    Georgia State, GO, Refunding, Series A, 6.25% due 3/01/2006                              2,586

Illinois - 8.4%          12,500    Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds,
                                   Third Lien, Series A, 5% due 1/01/2008 (d)                                              12,993
                          7,350    Illinois Development Finance Authority, PCR, Refunding (Commonwealth Edison
                                   Company Project), Series A, 4.40% due 12/01/2006 (c)                                     7,461
                          4,950    Illinois State, GO, Series A, 5% due 3/01/2009                                           5,230
                          3,740    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                                   Revenue Refunding Bonds, Series A, 6% due 12/15/2006 (c)                                 3,876
                          5,780    Naperville, Illinois, IDR, Refunding (General Motors Corporation), VRDN, 5.78%
                                   due 12/01/2012 (b)                                                                       5,780


Portfolio Abbreviations

To simplify the listings of Merrill Lynch Municipal Bond Fund, Inc. - Short-Term Portfolio's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes


Merrill Lynch Municipal Bond Fund, Inc. - Short-Term Portfolio

Schedule of Investments as of September 30, 2005 (concluded)                                                       (in Thousands)
                           Face
State                    Amount    Municipal Bonds                                                                          Value
Indiana - 3.5%        $  10,000    Indiana Health Facilities Financing Authority, Subordinate Credit Group
                                   Revenue Bonds (Ascension Health), Series A, 5% due 5/01/2008                      $     10,406
                          4,300    Indiana State Development Finance Authority, PCR, Refunding (Southern
                                   Indiana Gas & Electric), VRDN, AMT, Series C, 5% due 3/01/2030 (b)                       4,322

Iowa - 1.0%               4,000    Iowa Finance Authority, State Revolving Fund, Revenue Refunding Bonds,
                                   5% due 8/01/2008                                                                         4,206

Louisiana - 2.4%         10,000    Louisiana HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, 3.864%
                                   due 4/30/2007 (b)                                                                       10,000

Michigan - 1.0%                    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Oakwood
                                   Obligated Group):
                          2,000        5% due 11/01/2005                                                                    2,003
                          2,000        5% due 11/01/2006                                                                    2,038

Minnesota - 2.8%          5,195    Minneapolis, Minnesota, GO, Refunding, Series A, 5% due 3/01/2009                        5,508
                          3,235    Minneapolis-St Paul Metropolitan Area Council, Minnesota, Transit, GO,
                                   Refunding, Series B, 5% due 2/01/2007                                                    3,322
                          2,890    Minneapolis-St Paul Metropolitan Area Council, Minnesota, Waste Water, GO,
                                   Refunding, Series B, 5% due 5/01/2008                                                    3,027


Missouri - 3.1%           3,980    Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, AMT, 5% due
                                   4/01/2007 (c)                                                                            4,086
                          4,000    Kansas City, Missouri, School District, Building Revenue Refunding Bonds,
                                   Series A, 5% due 2/01/2006 (f)                                                           4,029
                          5,000    Missouri State Public Utilities Commission, Interim Construction Notes,
                                   2.75% due 10/01/2005                                                                     5,000

Nebraska - 1.7%           7,000    Nebraska Public Power District, General Revenue Refunding Bonds, Series B-2,
                                   5% due 1/01/2009 (f)                                                                     7,390

Nevada - 2.0%             5,825    Las Vegas Valley Water District, Nevada, GO, Refunding, Series B, 4% due
                                   6/01/2007                                                                                5,918
                          2,430    Nevada State, Capital Improvement, GO, Refunding, Series A, 5% due 2/01/2009             2,566

New Jersey - 7.8%        14,000    New Jersey EDA, Market Transition Facility, Senior Lien Revenue Refunding
                                   Bonds, Series A, 6% due 7/01/2007 (d)                                                   14,711
                                   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                   (Higher Education Trust Fund), Sub-Series A-1:
                          4,000        5% due 9/01/2007                                                                     4,147
                          5,000        5% due 9/01/2008                                                                     5,255
                          3,375    New Jersey State, GO, Refunding, Series M, 5% due 7/15/2007 (c)                          3,493
                          5,000    New Jersey State Transit Corporation, COP, 6.50% due 4/01/2007 (a)(e)                    5,305

New Mexico - 1.3%         5,440    New Mexico State, GO (Capital Projects), Series A, 4% due 3/01/2008                      5,557

New York - 4.3%           9,800    Long Island Power Authority, New York, Electric System Revenue Refunding
                                   Bonds, Series A, 6% due 12/01/2007 (c)                                                  10,405
                                   New York City, New York, GO:
                          3,910        Series J, 5% due 3/01/2008                                                           4,084
                          3,645        Series M, 4% due 4/01/2008                                                           3,725

North Carolina - 6.2%    10,010    North Carolina State, GO, Series A, 5% due 4/01/2008 (a)                                10,662
                          5,000    North Carolina State, Public School Building, GO, 4.60% due 4/01/2006                    5,045
                         10,000    Wake County, North Carolina, GO, Refunding, Series A, 5% due 2/01/2008                  10,445

Ohio - 1.1%               4,500    Ohio State Water Development Authority, Water Pollution Control, Revenue
                                   Refunding Bonds, Series A, 3.35% due 6/01/2006 (b)                                       4,495

Pennsylvania - 1.8%          20    Midway Sewerage Authority, Pennsylvania, Revenue Notes, 2% due 12/01/2005                   20
                          2,000    Pennsylvania State, GO, First Series, 5% due 1/01/2008 (d)                               2,084
                          5,000    Pennsylvania State, GO, Refunding, Second Series, 5% due 7/01/2009 (f)                   5,319

Rhode Island - 0.6%       2,500    Rhode Island Housing and Mortgage Finance Corporation, Homeowner Opportunity
                                   Revenue Bonds, AMT, Series 41-C, 3.375% due 11/01/2005                                   2,501

Tennessee - 2.3%          3,815    Hamilton County, Tennessee, GO, Refunding, 4% due 10/01/2005 (f)                         3,815
                          5,830    Metropolitan Government of Nashville and Davidson County, Tennessee, GO,
                                   Refunding, Series B, 4% due 1/01/2007                                                    5,906

Texas - 15.2%             9,080    Brazos River Authority, Texas, PCR, Refunding (Utilities Electric Company), AMT,
                                   Series B, 5.05% due 6/19/2006 (b)                                                        9,167
                          4,500    El Paso, Texas, GO, 5.75% due 8/15/2007 (a)(e)                                           4,722
                          5,000    Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series B, 6%
                                   due 5/15/2007 (e)                                                                        5,233
                         14,000    Matagorda County, Texas, Navigation District Number. 1, PCR, Refunding (Central
                                   Power and Light Company), Series A, 4.55% due 11/01/2006 (b)                            14,224
                          3,885    Tarrant Regional Water District, Texas, Water Improvement Revenue Refunding
                                   Bonds, 5% due 3/01/2009 (e)                                                              4,102
                         10,025    Texas Public Finance Authority, Capital Appreciation Building, Revenue Refunding
                                   Bonds, 2.45%* due 8/01/2006 (d)(g)                                                       9,784
                          4,300    Texas State, GO, Refunding, Series A, 8% due 10/01/2007                                  4,709
                          7,995    Texas State Public Finance Authority, GO, Refunding, Series A, 5.25% due
                                   10/01/2007                                                                               8,334
                          4,000    Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                   Second Tier, BAN, 5% due 6/01/2008                                                       4,185

Virginia - 5.2%           6,875    Louisa, Virginia, IDA, Solid Waste and Sewer Disposal Revenue Bonds (Virginia
                                   Electric and Power Company Project), AMT, Series A, 3.15% due 9/01/2007 (b)              6,719
                          4,490    Virginia Beach, Virginia, Development Authority, Public Facility Revenue Refunding
                                   Bonds, Series A, 5% due 5/01/2007                                                        4,630
                                   Virginia State Public School Authority, School Financing Revenue Bonds:
                          5,660        Series C, 5% due 8/01/2007                                                           5,862
                          4,635        Series D, 5% due 2/01/2008                                                           4,834

Washington - 9.7%        11,500    Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia
                                   Generating Station), Series A, 5.25% due 7/01/2008                                      12,122
                          3,345    King County, Washington, GO, Refunding, 5% due 12/01/2005                                3,357
                          5,000    Washington State, GO (Motor Vehicle Fuel Tax), Refunding, Series R, 4.50% due
                                   1/01/2009 (d)                                                                            5,201
                          5,075    Washington State, GO (Motor Vehicle Fuel Tax), Series B, 5% due 7/01/2007 (f)            5,247
                          7,185    Washington State, GO, Series A, 5.625% due 7/01/2009 (a)                                 7,793
                          7,195    Washington State, GO, Series B and AT-7, 6.10% due 6/01/2006                             7,348

Wisconsin - 2.3%          4,250    Franklin, Wisconsin, Solid Waste Disposal, Revenue Bonds, 3.625% due 5/01/2006 (b)       4,250
                          5,180    Wisconsin State, Petroleum Inspection Fee, Revenue Refunding Bonds, Series 1, 5%
                                   due 7/01/2008 (e)                                                                        5,428

Puerto Rico - 1.2%        5,000    Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue
                                   Refunding Bonds, Series AA, 5% due 7/01/2006                                             5,074

                                   Total Municipal Bonds (Cost - $398,296) - 93.9%                                        397,031

                         Shares
                           Held    Short-Term Securities
                         21,304    Merrill Lynch Institutional Tax-Exempt Fund (h)                                         21,304

                                   Total Short-Term Securities (Cost - $21,304) - 5.0%                                     21,304

                                   Total Investments (Cost - $419,600**) - 98.9%                                          418,335
                                   Other Assets Less Liabilities - 1.1%                                                     4,838
                                                                                                                     ------------
                                   Net Assets - 100.0%                                                               $    423,173
                                                                                                                     ============


  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

 ** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $         419,600
                                                  =================
    Gross unrealized appreciation                 $              51
    Gross unrealized depreciation                           (1,316)
                                                  -----------------
    Net unrealized depreciation                   $         (1,265)
                                                  =================

(a) Prerefunded.

(b) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(c) AMBAC Insured.

(d) MBIA Insured.

(e) FSA Insured.

(f) FGIC Insured.

(g) Escrowed to maturity.

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              (in Thousands)

                                                       Net          Dividend
    Affiliate                                        Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund       21,300       $   160


Merrill Lynch Municipal Bond Fund, Inc. - Insured Portfolio

Schedule of Investments as of September 30, 2005                                                                   (in Thousands)
                          Face
State                   Amount  Municipal Bonds                                                                             Value
Alabama - 2.2%      $    3,020  Alabama Water Pollution Control Authority Revenue Bonds, 5.75% due 8/15/2018 (a)      $     3,322
                        10,000  Lauderdale County and Florence, Alabama, Health Care Authority, Revenue
                                Refunding Bonds (Coffee Health Group), Series A, 6% due 7/01/2029 (b)                      11,168
                         7,000  University of Alabama, University Revenue Bonds (Birmingham), 6% due
                                10/01/2009 (d)(g)                                                                           7,725

Arkansas - 0.5%          5,000  University of Arkansas, University Revenue Bonds (Various Facilities-Fayetteville
                                Campus), 5% due 12/01/2027 (d)                                                              5,198

California - 21.6%      10,680  California Pollution Control Financing Authority, PCR, Refunding, DRIVERS, AMT,
                                Series 878Z, 7.617% due 12/01/2009 (b)(j)                                                  12,333
                         2,075  California State Department of Veteran Affairs, Home Purpose Revenue Refunding
                                Bonds, Series A, 5.35% due 12/01/2027 (a)                                                   2,171
                                California State Department of Water Resources, Power Supply Revenue Bonds,
                                Series A:
                        12,000      5.375% due 5/01/2017 (i)                                                               13,098
                        10,250      5.375% due 5/01/2021 (b)                                                               11,220
                         6,385      5.375% due 5/01/2022 (b)                                                                6,989
                                East Side Union High School District, California, Santa Clara County, GO
                                (Election of 2002), Series D (i):
                         1,375      5% due 8/01/2016                                                                        1,493
                         2,795      5% due 8/01/2017                                                                        3,016
                         3,480      5% due 8/01/2022                                                                        3,691
                         8,120      5% due 8/01/2026                                                                        8,532
                         5,170  Fresno, California, Unified School District, GO (Election of 2001), Series D, 5%
                                due 8/01/2027 (b)                                                                           5,449
                         5,000  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                Revenue Bonds, Series B, 5.50% due 6/01/2013 (d)(g)                                         5,588
                                Industry, California, Urban Development Agency, Tax Allocation Bonds, Series 1-B (b):
                         5,645      5% due 5/01/2020                                                                        5,927
                         6,000      5% due 5/01/2021                                                                        6,307
                         5,000  Los Angeles, California, GO, Series A, 5% due 9/01/2019 (b)                                 5,342


Portfolio Abbreviations


To simplify the listings of Merrill Lynch Municipal Bond Fund, Inc. - Insured Portfolio's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family


Merrill Lynch Municipal Bond Fund, Inc. - Insured Portfolio

Schedule of Investments as of September 30, 2005 (concluded)                                                       (in Thousands)
                          Face
State                   Amount  Municipal Bonds                                                                             Value
California                      Los Angeles, California, Unified School District, GO:
(concluded)         $   24,465      (Election of 1997), Series F, 5% due 1/01/2028 (d)                                $    25,642
                        13,780      Series A, 5% due 1/01/2028 (b)                                                         14,443
                         6,000      Series E, 5% due 7/01/2025 (a)                                                          6,346
                         6,680  Los Angeles County, California, Metropolitan Transportation Authority, Sales
                                Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due
                                7/01/2021 (a)                                                                               7,137
                         8,965  Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds,
                                5.50% due 9/01/2036 (a)                                                                     9,838
                        12,040  Mount Diablo, California, Unified School District, GO (Election of 2002), 5% due
                                7/01/2027 (d)                                                                              12,574
                                Oakland, California, Sewer Revenue Bonds, Series A (f):
                         3,875      5% due 6/15/2027                                                                        4,064
                         2,270      5% due 6/15/2029                                                                        2,374
                         6,440  Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                (Convention Center Project), Series A, 5.50% due 11/01/2035 (b)                             7,139
                        11,685  Rialto, California, Unified School District, GO, Series A, 6.24%** due 6/01/2025 (d)        4,614
                         5,000  Roseville, California, Joint Union High School District, GO (Election of 2004),
                                Series A, 5% due 8/01/2029 (d)                                                              5,232
                         5,075  Sacramento, California, Unified School District, GO (Election of 1999), Series B,
                                5% due 7/01/2026 (d)                                                                        5,281
                                San Diego, California, Unified School District, GO (Election of 1998), Series G (f):
                         3,000      5% due 7/01/2028                                                                        3,156
                         4,645      5% due 7/01/2029                                                                        4,879
                         3,700  San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5% due
                                9/01/2030 (b)                                                                               3,857
                         2,755  Tahoe Truckee, California, Unified School District, GO (School Facilities
                                Improvement District Number 2), Series A, 5.25% due 8/01/2029 (b)                           2,942
                         9,330  Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                (Community Facilities District Number 97-1), Series A, 5% due 9/01/2038 (f)                 9,610

Colorado - 5.7%         19,250  Aurora, Colorado, COP, 6% due 12/01/2025 (a)                                               21,355
                        31,160  Denver, Colorado, City and County Airport Revenue Refunding Bonds, RIB, Series
                                153, 8.341% due 11/15/2025 (b)(j)                                                          32,628
                         4,000  Logan County, Colorado, Justice Center Finance Corporation, COP, 5.50% due
                                12/01/2020 (b)                                                                              4,387

Connecticut - 0.4%              Hartford, Connecticut, GO, Refunding, Series D (b):
                         1,300      5% due 9/01/2017                                                                        1,412
                         1,105      5% due 9/01/2018                                                                        1,196
                         1,700      5% due 9/01/2021                                                                        1,821

Florida - 1.7%           5,500  Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due 10/01/2026 (d)        5,724
                         9,425  Jacksonville Electric Authority, Florida, Water and Sewer System Revenue Bonds,
                                Series C, 5% due 10/01/2039 (f)                                                             9,608
                         1,955  West Coast Regional Water Supply Authority, Florida, Capital Improvement Revenue
                                Bonds, 10.40% due 10/01/2010 (a)(g)                                                         2,311

Georgia - 3.7%                  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds (a):
                        20,000      Series EE, 7% due 1/01/2025                                                            26,957
                            90      Series Y, 6.40% due 1/01/2011 (g)                                                         103
                           490      Series Y, 6.40% due 1/01/2013 (h)                                                         564
                         8,420      Series Y, 6.40% due 1/01/2013                                                           9,713

Illinois - 1.8%          8,845  Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT,
                                Series 845-Z, 8.906% due 1/01/2012 (b)(i)(j)                                               10,970
                         6,800  Illinois State, GO, 5.75% due 5/01/2021 (b)                                                 7,036

Kansas - 0.6%            5,145  Manhattan, Kansas, Hospital Revenue Bonds (Mercy Health Center), 5.50% due
                                8/15/2020 (f)                                                                               5,616

Louisiana - 0.5%         5,000  New Orleans, Louisiana, GO (Public Improvements), 5.25% due 12/01/2029 (a)                  5,294

Maryland - 0.6%          4,400  Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                (University of Maryland Medical System), Series B, 7% due 7/01/2022 (d)                     5,739

Massachusetts - 7.1%            Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT (f):
                        10,720      Series A, 5.15% due 7/01/2026                                                          10,816
                         4,000      Series C, 5.60% due 1/01/2045                                                           4,229
                        27,585  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                Series A, 5% due 8/15/2030 (f)                                                             28,965
                        25,795  Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                                1/01/2014 (d)(g)                                                                           28,421

Michigan - 1.1%          3,870  Michigan State, HDA, Rental Housing Revenue Refunding Bonds, Series B, 6.15%
                                due 10/01/2015 (b)                                                                          3,952
                         6,170  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                AMT, Series 858Z, 7.908% due 12/01/2011 (i)(j)                                              7,022

Minnesota - 1.5%         5,860  Delano, Minnesota, Independent School District Number 879, GO, Series A, 5.875%
                                due 2/01/2025 (f)                                                                           6,466
                                Sauk Rapids, Minnesota, Independent School District Number 047, GO, Series A (b):
                         3,735      5.65% due 2/01/2020                                                                     4,091
                         4,440      5.70% due 2/01/2021                                                                     4,874

Mississippi - 1.3%       1,320  Harrison County, Mississippi, Wastewater Management District, Revenue Refunding
                                Bonds (Wastewater Treatment Facilities), Series A, 8.50% due 2/01/2013 (d)                  1,700
                        10,000  Mississippi Hospital Equipment and Facilities Authority Revenue Bonds (Forrest
                                County General Hospital Project), 6% due 1/01/2030 (f)                                     11,045

Missouri - 2.3%                 Kansas City, Missouri, Airport Revenue Refunding and Improvement Bonds,
                                Series A (b):
                        12,990      5.50% due 9/01/2013                                                                    13,729
                         9,000      5.50% due 9/01/2014                                                                     9,512

Nevada - 6.5%                   Clark County, Nevada, IDR, AMT, Series A:
                        10,000      (Power Company Project), 6.70% due 6/01/2022 (d)                                       10,062
                         9,575      (Southwest Gas Corporation Project), 5.25% due 7/01/2034 (a)                           10,009
                        45,000  Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific Power Company),
                                AMT, 6.65% due 6/01/2017 (b)                                                               46,224

New Jersey - 7.7%        6,810  Cape May County, New Jersey, Industrial Pollution Control Financing Authority,
                                Revenue Refunding Bonds (Atlantic City Electric Company Project), Series A, 6.80%
                                due 3/01/2021 (b)                                                                           8,803
                                Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                Revenue Bonds, Series A (f)(l):
                         3,125      5.80% due 11/01/2021                                                                    3,594
                         8,310      5.80% due 11/01/2022                                                                    9,520
                         4,340      5.80% due 11/01/2023                                                                    4,948
                        16,500  Garden State Preservation Trust of New Jersey, Revenue Bonds, Series B, 5.17%**
                                due 11/01/2024 (f)                                                                          6,849
                                New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (b):
                         5,000      5% due 7/01/2027                                                                        5,268
                        23,000      5.25% due 7/01/2033                                                                    24,805
                        13,500  New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                1/01/2030 (f)                                                                              14,246

New York - 13.1%        10,000  Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5% due
                                11/15/2030 (a)                                                                             10,544
                        15,735  New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                System, Revenue Refunding Bonds, Series B, 5.75% due 6/15/2026 (b)                         16,189
                                New York City, New York, GO:
                        11,500      Series C, 5.625% due 3/15/2018 (i)                                                     12,733
                        21,000      Series I, 6% due 4/15/2007 (f)                                                         22,093
                         5,155  New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2006 (f)                   5,278
                                New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                Series A (a):
                        13,925      5.25% due 10/15/2027                                                                   15,070
                         2,900      5% due 10/15/2032                                                                       3,048
                           120  New York State Dormitory Authority, Mental Health Revenue Refunding Bonds,
                                Series A, 5.75% due 8/15/2022 (b)                                                             127
                         3,665  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                Bonds (School Districts Bond Financing Program), Series B, 5% due 10/01/2025 (b)            3,890
                         9,190  New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                Program), Series D, 5.25% due 10/01/2023 (b)                                                9,963
                         9,110  New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                (State Facilities), Series A-1, 5.25% due 3/15/2034 (d)                                     9,765
                             5  Niagara Falls, New York, GO, Public Improvement, 6.90% due 3/01/2024 (b)                        5
                        22,500  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                5.25% due 6/01/2022 (a)                                                                    24,372

North Carolina - 0.3%    3,370  North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35% due
                                1/01/2022 (a)                                                                               3,490

North Dakota - 0.3%      3,145  North Dakota State HFA Revenue Bonds (Housing Finance Program), Series C, 5.30%
                                due 7/01/2022 (a)                                                                           3,239

Oklahoma - 0.7%                 Oklahoma State Industries Authority, Health System Revenue Refunding Bonds
                                (Integris Obligated Group), Series A (b):
                         2,680      6.25% due 8/15/2009 (g)                                                                 2,988
                         3,705      6.25% due 8/15/2016                                                                     4,108

Oregon - 1.4%            8,700  Oregon State Department, Administrative Services, COP, Series A, 6.25% due
                                5/01/2010 (a)(g)                                                                            9,865
                         3,865  Port of Portland, Oregon, Airport Revenue Refunding Bonds (Portland International
                                Airport), AMT, Series 7-B, 7.10% due 1/01/2012 (b)(g)                                       4,559

Pennsylvania - 2.8%      9,330  Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                Utilities Corporation Project), 4.75% due 2/15/2027 (d)                                     9,471
                         5,000  Pennsylvania HFA, S/F Revenue Bonds, AMT, Series 72A, 5.25% due 4/01/2021 (b)               5,141
                         2,035  Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds (Slippery
                                Rock University Foundation, Inc.), Series A, 5% due 7/01/2019 (i)                           2,167
                         6,000  Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7% due
                                5/15/2020 (b)(h)                                                                            7,302
                         4,420  Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                                Transformation), Series A, 5.50% due 4/15/2020 (d)                                          4,843

Rhode Island - 0.8%      6,815  Rhode Island State Economic Development Corporation, Airport Revenue Bonds, Series B,
                                6% due 7/01/2010 (d)(g)                                                                     7,676

South Carolina - 0.4%    4,200  South Carolina State Public Service Authority Revenue Refunding Bonds, Series A,
                                6.25% due 1/01/2006 (a)                                                                     4,317

Texas - 4.1%            17,975  Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                Series 202, 8.906% due 11/01/2028 (d)(j)                                                   20,955
                                El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                                Series A (f):
                           195      6% due 3/01/2018                                                                          221
                           205      6% due 3/01/2019                                                                          232
                        10,500  Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1111, 8% due
                                8/15/2009 (f)(j)                                                                           11,560
                         3,500  Houston, Texas, Water Conveyance System Contract, COP, Series J, 6.25% due
                                12/15/2013 (a)                                                                              4,063
                                Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue
                                Bonds, AMT, Series A (b)(e):
                         2,085      5.45% due 9/01/2023                                                                     2,170
                         2,725      5.50% due 3/01/2026                                                                     2,831

Utah - 1.7%              9,535  Utah Transit Authority, Sales Tax and Transportation Revenue Bonds (Salt Lake
                                County Light Rail Transit Project), 5.375% due 12/15/2007 (f)(g)                           10,014
                                Utah Water Finance Agency Revenue Bonds (Pooled Loan Financing Program),
                                Series A (a):
                         2,515      5.75% due 10/01/2015                                                                    2,777
                         3,770      6% due 10/01/2020                                                                       4,184

Washington - 0.8%        7,225  Chelan County, Washington, Public Utility District Number 001, Consolidated
                                Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                 7,653

West Virginia - 1.2%    12,250  Pleasants County, West Virginia, PCR, Refunding (Potomac-Pleasants), Series C,
                                6.15% due 5/01/2015 (a)                                                                    12,512

Wisconsin - 1.2%         9,000  Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds (Midwest Energy
                                Resources), Series E, 6.90% due 8/01/2021 (d)                                              11,684
                         1,075  Wisconsin State, GO, AMT, Series B, 6.50% due 5/01/2025 (b)                                 1,078

Puerto Rico - 2.5%       1,750  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                Revenue Bonds, Series G, 5.25% due 7/01/2017 (d)                                            1,921
                                Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR:
                         8,200      5% due 7/01/2027 (i)                                                                    8,707
                        14,400      5% due 7/01/2028 (c)                                                                   15,195

                                Total Municipal Bonds (Cost - $949,153) - 98.1%                                           999,281


                        Shares
                          Held  Mutual Funds
                           300  BlackRock California Insured Municipal 2008 Term Trust, Inc.                                4,737
                           810  BlackRock Insured Municipal 2008 Term Trust, Inc.                                          12,766
                           237  BlackRock Insured Municipal Term Trust, Inc.                                                2,558

                                Total Mutual Funds (Cost - $21,469) - 2.0%                                                 20,061


                                Short-Term Securities
                         9,317  Merrill Lynch Institutional Tax-Exempt Fund (k)                                             9,317

                                Total Short-Term Securities (Cost - $9,317) - 0.9%                                          9,317

                                Total Investments (Cost - $979,939*) - 101.0%                                           1,028,659
                                Liabilities in Excess of Other Assets - (1.0%)                                           (10,316)
                                                                                                                      -----------
                                Net Assets - 100.0%                                                                   $ 1,018,343
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $         979,939
                                                  =================
    Gross unrealized appreciation                 $          51,927
    Gross unrealized depreciation                           (3,207)
                                                  -----------------
    Net unrealized appreciation                   $          48,720
                                                  =================

 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) CIFG Insured.

(d) FGIC Insured.

(e) FNMA/GNMA Collateralized.

(f) FSA Insured.

(g) Prerefunded.

(h) Escrowed to maturity.

(i) XL Capital Insured.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                        Net          Dividend
    Affiliate                                         Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund       (1,700)        $    83


(l) When-issued security.

    Forward interest rate swaps outstanding as of September 30, 2005 were as follows:

                                                      Notional      Unrealized
                                                       Amount     Depreciation

    Pay a fixed rate of 3.923% and receive a floating rate based on 1-week Bond Market Association Rate

    Broker, JPMorgan Chase Bank
    Expires November 2018                            $  11,500        $  (111)


Merrill Lynch Municipal Bond Fund, Inc. - National Portfolio

Schedule of Investments as of September 30, 2005                                                                   (in Thousands)
                          Face
State                   Amount  Municipal Bonds                                                                          Value
Alabama - 0.8%       $   3,820  Alabama Incentives Financing Authority, Special Obligation Revenue Refunding Bonds,
                                Series A, 6% due 10/01/2029 (c)                                                       $     4,244
                           500  Mobile, Alabama, Industrial Development Board, Environmental Improvement Revenue
                                Refunding Bonds (International Paper Company Project), AMT, Series A, 6.35% due
                                5/15/2016                                                                                     534
                         2,500  Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                (International Paper Company Project), AMT, Series A, 6.70% due 2/01/2018                   2,721
                         3,400  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                                Facility Revenue Bonds (Capstone Village, Inc. Project) Series A, 5.875% due 8/01/2036      3,401

Alaska - 0.4%            2,065  Alaska State Housing Financial Corporation, General Mortgage Revenue Refunding,
                                Series A, 6% due 6/01/2027 (f)                                                              2,159
                         3,860  Anchorage, Alaska, School, GO, Series B, 5.875% due 12/01/2010 (e)(j)                       4,327

Arizona - 2.5%           4,000  Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West), Series A,
                                6.625% due 7/01/2020                                                                        4,489
                                Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation):
                           730      6.125% due 4/01/2007 (j)                                                                  775
                           270      6.125% due 4/01/2018                                                                      282
                         3,600  Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                Project 1), Series A, 6.75% due 7/01/2029                                                   3,625
                         1,625  Maricopa County, Arizona, IDA, Health Facilities Revenue Refunding Bonds (Catholic
                                Healthcare West Project), Series A,  5% due 7/01/2021                                       1,649
                         1,000  Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Metro Gardens-Mesa Ridge
                                Project), Series A, 5.65% due 7/01/2019 (f)                                                 1,029
                         1,000  Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Public Service
                                Company of New Mexico Project), Series A, 6.30% due 12/01/2026                              1,056


Portfolio Abbreviations


To simplify the listings of Merrill Lynch Municipal Bond Fund, Inc. - National Portfolio's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
CARS       Complementary Auction Rate Securities
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
ROLS       Reset Option Long Certificates
S/F        Single-Family


Merrill Lynch Municipal Bond Fund, Inc. - National Portfolio

Schedule of Investments as of September 30, 2005 (concluded)                                                       (in Thousands)
                          Face
State                   Amount  Municipal Bonds                                                                          Value
Arizona                         Peoria, Arizona, Improvement District Number 8401, Special Assessment Bonds
                                Number 8802:
(concluded)          $     430      7.20% due 1/01/2010                                                               $       438
                           510      7.20% due 1/01/2013                                                                       520
                                Peoria, Arizona, Improvement District, Special Assessment Bonds Number 8801:
                           190      7.30% due 1/01/2009                                                                       194
                           395      7.30% due 1/01/2011                                                                       403
                         2,330  Phoenix, Arizona, Civic Improvement Corporation, Municipal Facilities, Excise Tax
                                Revenue Bonds, 5.75% due 7/01/2016 (e)                                                      2,582
                         5,000  Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                            3,709
                           545  Prescott Valley, Arizona, Improvement District, Special Assessment Bonds (Sewer
                                Collection System Roadway Repair), 7.90% due 1/01/2012                                        561
                         3,515  Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care Tucson
                                Inc. Project), Series A, 6.125% due 7/01/2024 (m)                                           3,874
                         3,180  University of Arizona, COP, Refunding, Series A, 5.50% due 6/01/2018 (c)                    3,498
                         1,000  University of Arizona, COP (University of Arizona Parking and Student Housing),
                                5.75% due 6/01/2009 (c)(j)                                                                  1,088
                                Vistancia Community Facilities District, Arizona, GO:
                         3,000      6.75% due 7/15/2022                                                                     3,221
                         2,125      5.75% due 7/15/2024                                                                     2,149

Arkansas - 0.1%             50  Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds (Mortgage
                                Backed Securities Program), Series H, 6.15% due 7/01/2016 (i)                                  52
                           250  Arkansas State Student Loan Authority Revenue Bonds, AMT, Sub-Series B, 7.25% due
                                6/01/2009                                                                                     270
                           200  Jonesboro, Arkansas, Residential Housing and Health Care Facilities Board, Hospital
                                Revenue Refunding Bonds (Saint Bernards Regional Medical Center), Series B, 5.90%
                                due 7/01/2016 (c)                                                                             208
                           250  North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue Bonds
                                (Baptist Health), 5.50% due 7/01/2016                                                         261
                           500  Pine Bluff, Arkansas, Environmental Improvement Revenue Refunding Bonds (International
                                Paper Company Project), AMT, Series A, 6.70% due 8/01/2020                                    546
                           250  University of Central Arkansas, Housing System Revenue Bonds, 6.50% due 1/01/2031 (h)         282

California - 11.9%       2,500  Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 6% due
                                7/01/2018                                                                                   2,655
                         8,840  Alameda County, California, COP (Financing Project), 6% due 9/01/2006 (f)(j)                9,256
                                California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                (Mortgage Backed Securities Program), AMT, Class 5 (i)(l):
                           160      Series C, 6.75% due 3/01/2029                                                             162
                           175      Series D, 6.70% due 5/01/2029                                                             175
                           225  California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Refunding
                                Bonds (Mortgage Backed Securities Program), AMT, Series A-2, 7% due 9/01/2029 (i)(l)          228
                         7,500  California State Department of Water Resources, Power Supply Revenue Bonds, Series A,
                                5.75% due 5/01/2017                                                                         8,334
                         5,000  California State, GO, 5.25% due 4/01/2029                                                   5,344
                         2,000  California State, GO, Refunding, 5.75% due 5/01/2030                                        2,187
                        14,100  California State, Various Purpose, GO, 5.50% due 11/01/2033                                15,428
                         9,880  California Statewide Communities Development Authority, Health Facility Revenue
                                Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              10,935
                         2,880  Capistrano, California, Unified School District, Community Facility District,
                                Special Tax Bonds (Number 90-2 Talega), 6% due 9/01/2032                                    3,072
                                Chula Vista, California, Community Facilities District, Special Tax Bonds
                                (Number 06-1, Eastlake Woods Area), Series A:
                         1,080      6.05% due 9/01/2020                                                                     1,151
                         2,965      6.15% due 9/01/2026                                                                     3,139
                                Contra Costa County, California, Special Tax Bonds (Community Facilities District
                                Number 2001-01):
                         1,585      6% due 9/01/2026                                                                        1,646
                         1,200      6.10% due 9/01/2031                                                                     1,246
                         3,100  Elk Grove, California, Poppy Ridge Community Facilities Number 3 Special Tax,
                                Series 1, 6% due 9/01/2008 (j)                                                              3,355
                         2,000  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                Revenue Bonds, Series A-4, 7.80% due 6/01/2042                                              2,499
                        12,730  Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due
                                7/01/2035 (c)                                                                              13,350
                         2,740  Pomona, California, Public Financing Authority, Revenue Refunding Bonds (Merged
                                Redevelopment Project), Series A1, 5.75% due 2/01/2034                                      2,827
                         1,100  Poway, California, Unified School District, Special Tax Bonds (Community District
                                Number 6), Series A, 6.05% due 9/01/2025                                                    1,154
                         2,695  Riverside, California, Improvement Bond Act of 1915, Special Assessment (Riverwalk
                                Assessment District), 6.375% due 9/02/2026                                                  2,914
                                Roseville, California, Special Tax (Stoneridge Community Facilities Number 1):
                         1,250      6.20% due 9/01/2021                                                                     1,343
                         1,125      6% due 9/01/2025                                                                        1,195
                         2,500      6.30% due 9/01/2031                                                                     2,672
                                Sacramento, California, Special Tax (North Natomas Community Facilities):
                         2,200      Series 01-03, 6% due 9/01/2028                                                          2,313
                         2,270      Series 4-C, 6% due 9/01/2028                                                            2,413
                        20,075  Sacramento County, California, Sanitation District Financing Authority, Revenue
                                Bonds, Series A, 5% due 12/01/2035 (c)                                                     21,005
                        10,000  San Diego, California, Public Facilities Financing Authority, Subordinated Water
                                Revenue Refunding Bonds, 5% due 8/01/2032 (f)                                              10,367
                        11,520  San Diego, California, Unified School District, GO (Election of 1998), Series F,
                                5% due 7/01/2028 (h)                                                                       12,068
                                San Francisco California, City and County Redevelopment Agency Revenue Bonds
                                (Community Facilities District Number 6-Mission):
                         5,000      6% due 8/01/2021                                                                        5,250
                         2,500      GO, Series A, 6% due 8/01/2025                                                          2,607
                         1,075  San Francisco, California, Uptown Parking Corporation, Parking Revenue Bonds
                                (Union Square), 6% due 7/01/2020 (f)                                                        1,212
                         8,500  San Jose-Evergreen, California, Community College District, GO (Election of 2004),
                                Refunding, Series A, 5% due 9/01/2027 (f)                                                   8,962
                                Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                                Facilities District Number 99), Series 1:
                         3,680      6.20% due 9/01/2020                                                                     3,976
                         2,990      6.25% due 9/01/2029                                                                     3,171

Colorado - 2.5%            500  Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont United
                                Hospital Project), 6% due 12/01/2030 (m)                                                      549
                           465  Colorado HFA, Revenue Bonds (S/F Program), Series B-3, 6.55% due 10/01/2016                   478
                                Colorado HFA, Revenue Refunding Bonds (S/F Program):
                           440      AMT, Senior Series A-2, 7.50% due 4/01/2031                                               468
                           160      AMT, Senior Series B-2, 7.10% due 4/01/2017                                               164
                         1,095      AMT, Senior Series B-2, 7.25% due 10/01/2031                                            1,156
                            75      AMT, Senior Series B-3, 6.80% due 11/01/2028                                               75
                           510      AMT, Senior Series C-2, 7.25% due 10/01/2031 (b)                                          527
                           150      Senior Series A-3, 7.35% due 10/01/2030                                                   160
                           675      Senior Series C-3, 6.75% due 10/01/2021 (b)                                               695
                           175      Senior Series C-3, 7.15% due 10/01/2030 (b)                                               181
                                Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds (Liberty
                                Heights Project) (a):
                        10,000      4.60%* due 7/15/2022                                                                    4,606
                         4,360      Series B, 4.65%* due 7/15/2024                                                          1,811
                         2,500  Colorado Health Facilities Authority Revenue Refunding Bonds (Catholic Health
                                Initiatives), 5.50% due 9/01/2017                                                           2,665
                           550  Colorado Water Resource and Power Development Authority, Small Water Resource Revenue
                                Bonds, Series A, 5.80% due 11/01/2020 (e)                                                     606
                                Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee):
                         7,560      Series A, 7.35% due 9/01/2031                                                           8,053
                         1,200      Series B, 7% due 9/01/2031                                                              1,234
                         3,685  Larimer County, Colorado, Poudre School District Number R-1, GO, 6% due
                                12/15/2010 (e)(j)                                                                           4,155
                         7,700  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                                Improvement Fees), 8% due 12/01/2025                                                        8,510

Connecticut - 2.2%       4,000  Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park Retirement
                                Community Project), 7.25% due 4/01/2035                                                     3,955
                         1,000  Connecticut State Development Authority, Governmental Lease Revenue Bonds, 6.60% due
                                6/15/2014 (f)                                                                               1,013
                         1,250  Connecticut State Development Authority, Water Facility Revenue Bonds (Bridgeport
                                Hydraulic Company), AMT, 6.15% due 4/01/2035 (c)                                            1,323
                         1,200  Connecticut State HFA, Revenue Refunding Bonds (Housing Mortgage Finance Program),
                                Series C-1, 6.30% due 11/15/2017                                                            1,234
                                Connecticut State Health and Educational Facilities Authority Revenue Bonds:
                         1,000      (Bridgeport Hospital), Series A, 6.625% due 7/01/2018 (f)                               1,026
                         1,500      (Waterbury Hospital Issue), Series C, 5.75% due 7/01/2020 (m)                           1,608
                         1,000      (Westover School), Series A, 5.70% due 7/01/2030 (m)                                    1,079
                                Connecticut State Health and Educational Facilities Authority, Revenue Refunding Bonds:
                         5,025      DRIVERS, Series 215, 9.942% due 6/01/2030 (m)(n)                                        6,222
                         2,000      (Eastern Connecticut Health Network), Series A, 6.50% due 7/01/2030 (m)                 2,238
                           640      (Sacred Heart University), 6.625% due 7/01/2026 (m)                                       669
                         5,710      (University of Hartford), Series E, 5.50% due 7/01/2022 (m)                             6,257
                         1,000      (Yale-New Haven Hospital Issue), Series H, 5.70% due 7/01/2025 (f)                      1,037
                           855  Connecticut State Higher Education Supplemental Loan Authority, Revenue Bonds (Family
                                Education Loan Program), AMT, Series A, 5.50% due 11/15/2020 (f)                              865
                         1,000  Connecticut State Regional Learning Educational Service Center Revenue Bonds
                                (Office/Education Center Facility), 7.75% due 2/01/2006 (j)                                 1,035
                           860  Waterbury, Connecticut, GO, 6% due 2/01/2009 (j)(m)                                           945

District of              5,000  District of Columbia, GO, Refunding, DRIVERS, Series 214, 8.926% due 6/01/2026 (f)(n)       5,673
Columbia - 0.4%

Florida - 5.7%           2,000  Anthem Park Community Development District, Florida, Capital Improvement Revenue
                                Bonds, 5.80% due 5/01/2036                                                                  2,027
                         1,700  Ballantrae, Florida, Community Development District, Capital Improvement Revenue
                                Bonds, 6% due 5/01/2035                                                                     1,769
                         1,870  Beacon Tradeport Community, Florida, Development District, Special Assessment
                                Revenue Refunding Bonds (Commercial Project), Series A, 5.25% due 5/01/2016 (m)             2,006
                         2,500  CFM Community Development District, Florida, Capital Improvement Revenue Bonds,
                                Series B, 5.875% due 5/01/2014                                                              2,570
                         2,725  Duval County, Florida, School Board, COP, 5.75% due 7/01/2017 (h)                           2,948
                         1,500  East Homestead Community Development District, Florida, Special Assessment Revenue
                                Bonds, 5.45% due 5/01/2036                                                                  1,511
                                Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                                Revenue Bonds:
                         5,350      Series A, 6.375% due 5/01/2035                                                          5,678
                         1,250      Series B, 5.75% due 5/01/2013                                                           1,301
                           600  Heritage Isles Community Development District, Florida, Special Assessment Revenue
                                Refunding Bonds, 5.90% due 11/01/2006                                                         605
                         5,000  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum),
                                AMT, Series A, 7.125% due 4/01/2030                                                         5,571
                         7,000  Lee County, Florida, Airport Revenue Bonds, RIB, AMT, Series 580X, 8.94% due
                                10/01/2029 (h)(n)                                                                           8,411
                         1,200  Lexington Oaks, Florida, Community Development District, Special Assessment Revenue
                                Bonds, Series A, 6.70% due 5/01/2033                                                        1,288
                         1,040  Mediterra, Florida, South Community Development District, Capital Improvement Revenue
                                Bonds, 6.85% due 5/01/2031                                                                  1,120
                         2,500  Middle Village Community Development District, Florida, Special Assessment Bonds,
                                Series A, 6% due 5/01/2035                                                                  2,606
                         6,095  Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                Bonds, Series A, 6.25% due 5/01/2037                                                        6,481
                         2,265  Old Palm Community Development District, Florida, Special Assessment Bonds (Palm
                                Beach Gardens), Series B, 5.375% due 5/01/2014                                              2,305
                                Orange County, Florida, HFA, M/F Housing Revenue Bonds:
                         3,500      (Loma Vista Project), Series G, 5.50% due 3/01/2032                                     3,534
                         2,375      Series A, 6.40% due 1/01/2031 (f)                                                       2,471
                            75  Orange County, Florida, HFA, Mortgage Revenue Bonds, AMT, Series A, 8.375% due
                                3/01/2021 (b)(d)                                                                               75
                         1,000  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                                Regional Healthcare), 5.70% due 7/01/2026                                                   1,000
                         5,000  Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due
                                10/01/2009 (c)(j)                                                                           5,425
                                Panther Trace, Florida, Community Development, Special Assessment Revenue Bonds:
                            45      District, Series B, 6.50% due 5/01/2009                                                    45
                         5,000      District II, Series A, 5.60% due 5/01/2035                                              5,064
                                Park Place Community Development District, Florida, Special Assessment Revenue Bonds:
                         1,000      6.75% due 5/01/2032                                                                     1,067
                         2,500      6.375% due 5/01/2034                                                                    2,622
                         2,000  Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds, Senior
                                Lien, 6% due 10/01/2022 (f)                                                                 2,253
                         2,875  Somerset Community Development District, Florida, Capital Improvement Revenue Bonds,
                                5% due 5/01/2015                                                                            2,866
                           990  Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                                Refunding Bonds, Series B, 5.50% due 11/01/2010                                               996
                           770  Stoneybrook West, Florida, Community Development District, Special Assessment Revenue
                                Bonds, Series B, 6.45% due 5/01/2010                                                          774
                         2,850  Tern Bay Community Development District, Florida, Capital Improvement Revenue Refunding
                                Bonds, Series A, 5.375% due 5/01/2037                                                       2,864
                           565  Verandah West, Florida, Community Development District, Capital Improvement Revenue
                                Bonds, Series B, 5.25% due 5/01/2008                                                          566
                         1,950  Vista Lakes Community, Florida, Development District, Capital Improvement Revenue Bonds,
                                Series B, 5.80% due 5/01/2008                                                               1,967

Georgia - 1.8%           5,000  Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due 12/01/2024     5,420
                                Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                Bonds (Coastal Community Retirement Corporation Project), Series A:
                         2,285      7.125% due 1/01/2025                                                                    2,401
                         3,305      7.25% due 1/01/2035                                                                     3,474
                         5,210  College Park, Georgia, Business and IDA, Revenue Bonds (Civic Center Project), 5.75%
                                due 9/01/2026 (c)                                                                           5,798
                         3,450  Fulton County, Georgia, Development Authority Revenue Bonds (Morehouse College Project),
                                5.875% due 12/01/2030 (c)                                                                   3,846
                         2,250  Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds (Canterbury
                                Court Project), Series A, 6% due 2/15/2022                                                  2,287
                         1,500  Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                                College and State University Foundation), 6% due 9/01/2033                                  1,610

Hawaii - 0.3%                   Kuakini, Hawaii, Health System, Special Purpose Revenue Bonds, Series A:
                         1,410      6.30% due 7/01/2022                                                                     1,507
                         3,000      6.375% due 7/01/2032                                                                    3,200

Illinois - 7.3%         10,620  Chicago, Illinois, Board of Education, GO, DRIVERS, Series 199, 8.425% due
                                12/01/2020 (c)(n)                                                                          12,220
                        26,800  Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                                Series B-2, 6% due 1/01/2029 (k)                                                           29,935
                         3,000  Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                                Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                                2,736
                         2,265  Chicago, Illinois, Park District, GO, Refunding, Series B, 5.75% due 1/01/2015 (e)          2,499
                           230  Chicago, Illinois, Park District, Limited Tax, GO, Series A, 5.75% due 1/01/2016 (e)          254
                           470  Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series A, 7.15% due 9/01/2031 (i)(l)      481
                         2,000  Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032         2,177
                         3,210  Cicero, Illinois, GO, Refunding (Corporate Purpose), 6% due 12/01/2028 (f)                  3,568
                         7,000  Decatur, Illinois, GO, Refunding, 6% due 3/01/2008 (e)(j)                                   7,470
                        10,000  Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids Management
                                LLC Project), AMT, 6% due 11/01/2023                                                       10,606
                                Illinois Development Finance Authority Revenue Bonds:
                         3,140      (Community Rehabilitation Providers Facilities), Series A, 6.50% due 7/01/2022          3,416
                           660      Series B, 6.40% due 9/01/2031 (h)                                                         691
                         1,750  Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                                Series A, 5.625% due 2/15/2037                                                              1,770
                                Illinois State, GO, 1st Series (f):
                         8,890      5.75% due 12/01/2015                                                                    9,819
                         3,745      5.75% due 12/01/2016                                                                    4,136
                         4,000      5.75% due 12/01/2017                                                                    4,408
                         3,000  Illinois State, Sales Tax Revenue Bonds, 6% due 6/15/2020                                   3,310
                         2,000  Lake County, Illinois, Forest Preservation District, GO (Land Acquisition and
                                Development), 5.75% due 12/15/2016                                                          2,216
                         1,585  Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax Increment
                                Financing (TIF) Redevelopment Project), 6% due 1/01/2025                                    1,567

Iowa - 0.7%              1,000  Iowa City, Iowa, Sewer Revenue Bonds, 5.75% due 7/01/2021 (f)                               1,019
                         6,780  Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care
                                Initiatives Project), 9.25% due 7/01/2025                                                   8,293

Kansas - 0.5%            2,420  Sedgwick and Shawnee Counties, Kansas, S/F Revenue Bonds, AMT, Series A-1, 6.95%
                                due 6/01/2029 (d)                                                                           2,432
                         1,700  Unified Government of Wyandotte County and Kansas City, Kansas, Sales Tax Special
                                Obligation Revenue Refunding Bonds (Redevelopment Project Area B), Second Lien,
                                5% due 12/01/2020                                                                           1,744
                         2,500  Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds,
                                Series III, 6.25% due 11/15/2019                                                            2,756

Louisiana - 3.2%         9,500  Louisiana Local Government, Environmental Facilities, Community Development Authority
                                Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30% due
                                7/01/2030 (c)                                                                              10,335
                        30,000  Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5% due 5/01/2035 (e)           31,038
                         1,550  Louisiana State, HFA, S/F Revenue Refunding Bonds (Home Ownership Program),
                                Series B-2, AMT, 6.20% due 12/01/2029 (b)(i)                                                1,589
                         2,000  Rapides Finance Authority, Louisiana, Environmental Improvement Revenue Bonds
                                (International Paper Company Project), AMT, Series A, 6.55% due 11/15/2023                  2,158

Maine - 1.1%             8,635  Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds (Great
                                Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                                  8,792
                         6,045  Maine State Housing Authority, Mortgage Purpose Revenue Bonds, DRIVERS, AMT,
                                Series 170, 8.906% due 11/15/2028 (n)                                                       6,509

Maryland - 0.4%            500  Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel Mills Project),
                                7.10% due 7/01/2009 (j)                                                                       576
                         1,000  Maryland State Community Development Administration, Department of Housing and
                                Community Development, Housing Revenue Bonds, AMT, Series B, 6.15% due 1/01/2021            1,052
                         1,175  Maryland State Community Development Administration, Department of Housing and
                                Community Development, Residential Revenue Refunding Bonds, Series A, 5.60% due
                                3/01/2017 (b)                                                                               1,212
                         1,000  Maryland State Community Development Administration, Department of Housing and
                                Community Development Revenue Bonds (Waters Landing II Apartments), AMT, Series A,
                                5.875% due 8/01/2033                                                                        1,056
                           125  Maryland State Economic Development Corporation Revenue Bonds (Health and Mental
                                Hygiene Program), Series A, 7.125% due 3/01/2006                                              126
                         1,000  Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds,
                                Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due 12/01/2016                 1,042

Massachusetts - 2.1%       400  Massachusetts Educational Financing Authority, Education Loan Revenue Refunding
                                Bonds, AMT, Issue E, 5.85% due 7/01/2014 (c)                                                  402
                         1,000  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern
                                Nazarene College), 5.625% due 4/01/2029                                                       999
                         1,605  Massachusetts State HFA, Housing Revenue Refunding Bonds, Series B, 6.05% due
                                12/01/2009 (f)                                                                              1,641
                         4,850  Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Medical
                                Center of Central Massachusetts), CARS, Series B,10.27% due 6/23/2022 (c)(n)                5,544
                         1,000  Massachusetts State Industrial Finance Agency, Higher Education Revenue Refunding
                                Bonds (Hampshire College Project), 5.625% due 10/01/2007 (j)                                1,067
                        17,000  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                Series A, 5% due 8/15/2030 (h)                                                             17,851
                           130  Massachusetts State Water Pollution Abatement Trust, Water Abatement Revenue Bonds,
                                Series A, 6.375% due 2/01/2015                                                                131
                         1,600  Montachusett, Massachusetts, Regional Vocational Technical School District, GO,
                                5.95% due 1/15/2020 (f)                                                                     1,773

Michigan - 1.3%          7,500  Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (j)         8,662
                           500  Dickinson County, Michigan, Economic Development Corporation, Environmental Improvement
                                Revenue Refunding Bonds (International Paper Company Project), Series A, 5.75% due
                                6/01/2016                                                                                     536
                         1,000  Eastern Michigan University Revenue Refunding Bonds, 6% due 6/01/2024 (c)                   1,112
                         3,000  Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical
                                Center), 6% due 7/01/2020                                                                   3,181
                         3,325  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                Clemens General Hospital), Series B, 5.875% due 11/15/2034                                  3,372
                         1,500  Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                                Clemens), Series A, 6% due 5/15/2014 (f)                                                    1,638

Minnesota - 1.1%         1,070  Anoka County, Minnesota, Solid Waste Disposal Revenue Bonds (Natural Rural Utilities),
                                AMT, Series A, 6.95% due 12/01/2008                                                         1,076
                         1,000  Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project), Series A,
                                6.15% due 8/20/2031 (d)                                                                     1,087
                                Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                Revenue Bonds, AMT, Sub-Series D (e):
                           470      5.75% due 1/01/2012                                                                       513
                           470      5.75% due 1/01/2014                                                                       510
                         2,060      5.75% due 1/01/2015                                                                     2,232
                           635  Minneapolis, Minnesota, Community Development Agency, Supported Development Revenue
                                Bonds (Common Bond Fund), AMT, Series 2, 6.20% due 6/01/2017                                  652
                                Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                Series A:
                         1,500      5.70% due 11/15/2022                                                                    1,603
                         2,665      5.75% due 11/15/2032                                                                    2,831
                         1,110  Ramsey County, Minnesota, Housing and Redevelopment Authority, M/F Housing Revenue
                                Bonds (Hanover Townhouses Project), AMT, 6% due 7/01/2031                                   1,151
                         1,000  Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud Hospital
                                Obligation Group), Series A, 6.25% due 5/01/2020 (h)                                        1,117
                         1,000  Saint Francis, Minnesota, Independent School District Number 015, GO, Series A, 6.35%
                                due 2/01/2013 (h)                                                                           1,011
                         1,500  Waconia, Minnesota, Health Care Facilities Revenue Bonds (Ridgeview Medical Center
                                Project), Series A, 6.125% due 1/01/2029 (m)                                                1,634

Mississippi - 0.1%       1,700  Warren County, Mississippi, Environmental Improvement Revenue Refunding Bonds
                                (International Paper Company Project), AMT, Series B, 6.75% due 8/01/2021                   1,866

Missouri - 0.4%                 Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois Bluffs):
                           350      6.75% due 10/01/2015                                                                      352
                         4,000      7% due 10/01/2021                                                                       4,300
                         1,500  Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds (Bishop
                                Spencer Place), Series A, 6.50% due 1/01/2035                                               1,575

Montana - 0.4%           6,000  Montana State Higher Education, Student Assistance Corporation, Student Loan Revenue
                                Refunding Bonds, AMT, Sub-Series B, 6.40% due 12/01/2032                                    6,359

Nevada - 2.6%            5,000  Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70% due
                                6/01/2022 (e)                                                                               5,031
                         1,550  Clark County, Nevada, Improvement District Number 142 Special Assessment, 6.375%
                                due 8/01/2023                                                                               1,608
                         8,000  Clark County, Nevada, Senior Airport Revenue Bonds, Series A, 5% due 7/01/2040 (c)          8,274
                                Elko, Nevada, GO (Airport Improvement), AMT, Series B (f):
                           165      6.10% due 10/01/2014                                                                      175
                           245      6.30% due 10/01/2019                                                                      262
                           320      6.75% due 10/01/2024                                                                      346
                           225      7% due 10/01/2029                                                                         243
                         2,925  Henderson, Nevada, Local Improvement Districts, Special Assessment, Series NO T-14,
                                5.80% due 3/01/2023                                                                         3,032
                                Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special Improvement
                                District Number 808, Summerlin:
                         1,760      5.875% due 6/01/2009                                                                    1,819
                         2,025      6.125% due 6/01/2012                                                                    2,092
                         2,265      6.25% due 6/01/2013                                                                     2,341
                           105  Nevada Housing Division, S/F Program, AMT, Senior Series E, 7.05% due 4/01/2027 (b)           106
                         1,970  Reno, Nevada, Special Assessment District Number 4 (Somerset Parkway), 6.625% due
                                12/01/2022                                                                                  2,031
                                Sparks, Nevada, Redevelopment Agency, Tax Allocation Revenue Refunding Bonds,
                                Series A (m):
                         3,110      6% due 1/15/2015                                                                        3,391
                         6,315      6% due 1/15/2023                                                                        6,872

New Hampshire - 0.1%     1,750  New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                (Elliot Hospital), Series B, 5.60% due 10/01/2022                                           1,849

New Jersey - 5.4%          570  Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                Resource Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50% due 12/01/2009               574
                         3,300  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                                Series A, 7.25% due 11/15/2031                                                              3,584
                                New Jersey EDA, School Facilities Construction Revenue Bonds, Series O:
                        17,000      5.25% due 3/01/2024                                                                    18,171
                         5,130      5.125% due 3/01/2028                                                                    5,394
                         2,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                AMT, 6.25% due 9/15/2029                                                                    1,620
                         3,680  New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6% due
                                6/15/2010 (c)(j)                                                                            4,115
                                New Jersey Health Care Facilities Financing Authority Revenue Bonds:
                         2,740      (Pascack Valley Hospital Association), 6% due 7/01/2013                                 2,785
                         3,130      (South Jersey Hospital), 6% due 7/01/2026                                               3,359
                         2,250  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                                 2,412
                         1,090  New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue Refunding
                                Bonds, Series B, 6.25% due 11/01/2026 (h)                                                   1,152
                                New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds (f):
                        10,000      DRIVERS, Series 155, 8.457% due 1/01/2018 (a)(n)                                       11,754
                         7,025      Series A, 5.75% due 1/01/2010 (j)                                                       7,726
                         2,975      Series A, 5.75% due 1/01/2018                                                           3,236
                         9,500  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                7% due 6/01/2041                                                                           11,338

New Mexico - 0.6%        8,000  Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                Juan), Series B, 6.30% due 12/01/2016                                                       8,379
                           160  New Mexico Mortgage Finance Authority, Revenue Refunding Bonds, Mortgage-Backed
                                Securities, Series F, 7% due 1/01/2026 (i)                                                    169
                           250  Santa Fe County, New Mexico, Correctional System Revenue Bonds, 6% due 2/01/2027 (h)          309

New York - 10.6%         9,500  Metropolitan Transportation Authority, New York, Commuter Facilities, Service Contract
                                Revenue Refunding Bonds, Series 8, 5.50% due 7/01/2013 (h)(j)                              10,718
                        10,000  Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
                                Series A, 5.625% due 7/01/2007 (f)(j)                                                      10,592
                         3,230  New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                Facilities Pooled Program), Series C-1, 6% due 7/01/2012                                    3,333
                         2,000  New York City, New York, City IDA Revenue Bonds (Visy Paper Inc. Project), AMT,
                                7.95% due 1/01/2028                                                                         2,067
                         4,050  New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
                                PLC Project), AMT, 7.625% due 12/01/2032                                                    4,398
                                New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                System Revenue Bonds, Series B:
                         3,500      5.75% due 6/15/2006 (f)(j)                                                              3,606
                        10,000      5.875% due 6/15/2026 (h)                                                               10,293
                         6,500  New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                System, Revenue Refunding Bonds, Series B, 5.75% due 6/15/2026 (f)                          6,688
                         3,000  New York City, New York, City Transit Authority, Triborough Metropolitan Transportation
                                Authority, COP, 5.75% due 1/01/2010 (c)(j)                                                  3,328
                        19,515  New York City, New York, City Transitional Finance Authority, Future Tax Secured,
                                Revenue Refunding Bonds, Series C.5.875% due 5/01/2010 (j)                                 21,873
                                New York City, New York, GO, Refunding:
                         5,870      Series A, 6% due 5/15/2010 (j)                                                          6,615
                         2,205      Series A, 6.25% due 5/15/2010 (j)(k)                                                    2,508
                           730      Series A, 6% due 5/15/2021 (k)                                                            813
                             5      Series A, 6.25% due 5/15/2026 (k)                                                           6
                         4,000      Series B, 8.25% due 6/01/2006 (a)(k)                                                    4,141
                         4,000      Series C, 5.875% due 2/01/2016 (e)                                                      4,152
                        15,000      Series G, 5.75% due 2/01/2006 (f)(j)                                                   15,372
                            25      Series H, 6% due 8/01/2007 (j)(k)                                                          27
                           975      Series H, 6% due 8/01/2017 (k)                                                          1,035
                                New York City, New York, GO, Series B (f):
                         6,600      5.875% due 8/01/2010 (j)                                                                7,431
                         1,340      5.875% due 8/01/2015                                                                    1,499
                                New York State Dormitory Authority, Revenue Refunding Bonds:
                         3,165      (Concord Nursing Home Inc.), 6.25% due 7/01/2016                                        3,432
                         2,500      (Concord Nursing Home Inc.), 6.50% due 7/01/2029                                        2,724
                         3,000      (Mount Sinai Health), Series A, 6.50% due 7/01/2016                                     3,171
                         3,950      (Mount Sinai Health), Series A, 6.50% due 7/01/2025                                     4,172
                         3,000      (State University Educational Facilities), Series A, 7.50% due 5/15/2013                3,724
                         1,360  New York State Environmental Facilities Corporation, State Clean Water and Drinking
                                Revenue Bonds (Revolving Funds), Series B, 5.875% due 1/15/2019                             1,495
                         2,285  Oneida County, New York, IDA Revenue Bonds (Civic Facility-Faxton Hospital), Series C,
                                6.625% due 1/01/2015 (m)                                                                    2,540
                            95  Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                                Pooled Program), Series D-1, 6% due 7/01/2012                                                  98
                           705  Westchester County, New York, IDA, Civic Facilities Revenue Bonds (Special Needs
                                Facilities Pooled Program), Series E-1, 6% due 7/01/2012                                      727
                         8,095  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                                (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                   8,648

North Carolina - 2.9%      920  Brunswick County, North Carolina, COP, 6% due 6/01/2010 (h)(j)                              1,036
                         4,390  Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                                Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035        4,572
                         1,500  Haywood County, North Carolina, Industrial Facilities and Pollution Control Financing
                                Authority Revenue Bonds (Champion International Corporation Project), AMT, 6.25%
                                due 9/01/2025                                                                               1,532
                                North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds:
                         1,500      Series B, 5.875% due 1/01/2021 (f)                                                      1,577
                         4,000      Series D, 6.75% due 1/01/2026                                                           4,448
                         4,440  North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
                                Series D, 6.70% due 1/01/2019 (g)                                                           4,947
                           125  North Carolina HFA, S/F Revenue Bonds, Series W, 6.50% due 3/01/2018                          125
                         2,500  North Carolina Medical Care Commission, Health Care Facilities, First Mortgage Revenue
                                Bonds (Presbyterian Homes Project), 6.875% due 10/01/2021                                   2,681
                         2,000  North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (The ARC of
                                North Carolina Projects), Series A, 5.80% due 10/01/2034                                    2,054
                                North Carolina Medical Care Commission, Retirement Facilities, First Mortgage Revenue
                                Bonds:
                         1,625      (Forest at Duke Project), 6.375% due 9/01/2032                                          1,719
                         2,500      (Givens Estates Project), Series A, 6.50% due 7/01/2032                                 2,679
                                North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding
                                Bonds, Series B:
                           500      6.375% due 1/01/2013                                                                      551
                         1,080      6.375% due 1/01/2013 (g)                                                                1,193
                         5,000      6.50% due 1/01/2020                                                                     5,512
                         2,500      6.50% due 1/01/2020 (g)                                                                 2,756
                         1,175  North Carolina State Educational Assistance Authority Revenue Bonds (Guaranteed
                                Student Loan), AMT, Sub-lien, Series C, 6.35% due 7/01/2016                                 1,214
                                Piedmont Triad Airport Authority, North Carolina, Airport Revenue Refunding Bonds,
                                Series A (h)(j):
                         1,000      6% due 7/01/2009                                                                        1,108
                         1,000      6.375% due 7/01/2009                                                                    1,121

Ohio - 0.5%              1,200  Huron County, Ohio, GO, Human Services Building, 7.25% due 12/01/2005 (f)(j)                1,233
                           420  Ohio HFA, Mortgage Revenue Bonds, AMT, Series A-1, 6.15% due 3/01/2029 (d)                    432
                         1,000  Ohio State Water Development Authority, Pollution Control Facilities, Revenue
                                Refunding Bonds (Pennsylvania Power Co. Project), 6.15% due 8/01/2023 (c)                   1,012
                         1,470  Port of Greater Cincinnati Development Authority, Ohio, Special Assessment Revenue
                                Bonds (Cooperative Public Parking Infrastructure Project), 6.40% due 2/15/2034              1,557
                         3,005  Toledo-Lucas County, Ohio, Lodging Tax Revenue Refunding Bonds (Convention Center
                                Project), 5.70% due 10/01/2015 (f)                                                          3,141

Oregon - 0.4%                   Forest Grove, Oregon, Campus Improvement Revenue Refunding Bonds (Pacific University)
                                (j)(m):
                           250      6% due 5/01/2010                                                                          279
                           250      6.20% due 5/01/2010                                                                       281
                                Oregon State Housing and Community Services Department, Mortgage Revenue Refunding Bonds
                                (S/F Mortgage Program), Series A:
                            85      6.40% due 7/01/2018                                                                        86
                            55      AMT, 6.20% due 7/01/2027                                                                   57
                           500  Portland, Oregon, M/F Housing Authority Revenue Bonds (Lovejoy Station Apartments
                                Project), AMT, 5.90% due 7/01/2023 (f)                                                        524
                                Portland, Oregon, Urban Renewal and Redevelopment Revenue Refunding Bonds, Series A (c):
                         1,000      (Downtown Waterfront), 5.75% due 6/15/2018                                              1,107
                         3,190      (South Park Blocks), 5.75% due 6/15/2018                                                3,532

Pennsylvania - 2.4%      2,220  Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds, 5.75%
                                due 12/01/2010 (f)(j)                                                                       2,475
                         4,000  Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (University
                                of Pennsylvania Medical Center Health System), Series A, 6% due 1/15/2031                   4,380
                         1,265  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                                12/01/2017                                                                                  1,293
                        18,105  Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds, ROLS, Series
                                RR-II-432X, 7.73% due 10/15/2010 (e)(n)                                                    20,447
                         5,000  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                                5,361

Rhode Island - 0.6%      6,815  Rhode Island State Economic Development Corporation, Airport Revenue Bonds, Series B,
                                6% due 7/01/2010 (e)(j)                                                                     7,676
                         1,000  Rhode Island State Economic Development Corporation Revenue Bonds (Providence
                                Place Mall), 6.125% due 7/01/2020 (m)                                                       1,117

South Carolina - 1.3%           Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                Refunding Bonds (j):
                         2,450      6.50% due 8/15/2012                                                                     2,884
                         5,400      Series A, 6.375% due 8/15/2012                                                          6,316
                                Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds (e):
                         1,745      6.75% due 1/01/2019                                                                     2,181
                         1,255      6.75% due 1/01/2019 (a)                                                                 1,604
                         5,000  South Carolina Jobs EDA, Residential Care Facilities Revenue Bonds (South Carolina
                                Episcopal - Still Hopes Residence Project), Series A, 6.375% due 5/15/2032                  5,196

South Dakota - 0.4%      3,750  Pierre, South Dakota, School District Number 32-2, GO, 5.75% due 8/01/2010 (h)(j)           4,157
                         1,835  South Dakota Housing Development Authority, Homeownership Revenue Bonds, AMT, Series C,
                                5.375% due 5/01/2018                                                                        1,891

Tennessee - 2.0%                Chattanooga, Tennessee, Industrial Development Board, Lease Rent Revenue Bonds
                                (Southside Redevelopment Corporation) (c):
                         4,485      5.75% due 10/01/2017                                                                    4,934
                         3,740      5.75% due 10/01/2018                                                                    4,114
                         1,000  Johnson City, Tennessee, Health and Educational Facilities Board, Retirement Facility
                                Revenue Bonds (Appalachian Christian Village Project), Series A, 6.25% due 2/15/2032        1,023
                         4,950  McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                                Newsprint), AMT, 7.40% due 12/01/2022                                                       5,015
                         5,000  Metropolitan Government of Nashville and Davidson County, Tennessee, GO, 5.875% due
                                5/15/2026                                                                                   5,128
                         7,300  Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                Revenue Refunding Bonds (Methodist Healthcare, ) 6.50% due 9/01/2012 (j)                    8,600

Texas - 12.0%                   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                Tier, Series A:
                         5,300      6.60% due 1/01/2021                                                                     5,629
                         2,300      6.70% due 1/01/2028                                                                     2,467
                        10,630  Austin, Texas, Revenue Bonds (Town Lake Community Events Center Venue), 6.20%
                                due 11/15/2009 (e)(j)                                                                      11,842
                                Bexar County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                Bonds (Army Retirement Residence Project):
                           600      6.125% due 7/01/2022                                                                      643
                         1,750      6.30% due 7/01/2032                                                                     1,875
                         2,280  Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT, Series A,
                                7.70% due 4/01/2033                                                                         2,726
                         4,250  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                Series B, 7.75% due 12/01/2018                                                              4,695
                         3,700  Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental Revenue
                                Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due 5/15/2033       4,086
                           885  Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds (GNMA Mortgage
                                Program), AMT, 8.20% due 6/28/2017 (b)(d)                                                     919
                         3,620  Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation,
                                Revenue Bonds (Learjet Inc.), AMT, Series A-1, 6.15% due 1/01/2016                          3,691
                        18,250  Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT, Series
                                201, 8.906% due 11/01/2024 (e)(n)                                                          21,275
                         1,260  Fort Bend County, Texas, Municipal Utility District Number 23, GO, 6.625% due
                                9/01/2007 (j)(m)                                                                            1,345
                                Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                Bonds (Good Shepherd Medical Center Project) (m):
                         1,000      6.875% due 10/01/2020                                                                   1,138
                         3,500      6.375% due 10/01/2025                                                                   3,906
                         2,465  Gulf Coast, Texas, Waste Disposal Authority, Revenue Refunding Bonds (International
                                Paper Company), AMT, Series A, 6.10% due 8/01/2024                                          2,631
                         2,500  Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                Bonds (Saint Luke's Episcopal Hospital), Series A, 5.625% due 8/15/2011 (j)                 2,778
                         3,000  Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental Airlines
                                Terminal Improvement), AMT, Series B, 6.125% due 7/15/2027                                  2,385
                        10,000  Houston, Texas, Utility System Revenue Refunding Bonds, DRIVERS, Series 1076, 7.188%
                                due 5/15/2012 (f)(n)                                                                       11,008
                         8,080  Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                           8,832
                         7,350  Matagorda County, Texas, Port of Bay City Authority Revenue Bonds (Hoechst Celanese
                                Corp. Project), AMT, 6.50% due 5/01/2026                                                    7,462
                         4,825  Port Corpus Christi, Texas, Individual Development Corporation, Environmental Facilities
                                Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due 11/01/2031              5,137
                         1,000  Red River, Texas, Education Finance Revenue Bonds (Saint Mark's School-Texas Project),
                                6% due 8/15/2019                                                                            1,088
                         1,265  South Plains, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds, AMT,
                                Series A, 7.30% due 9/01/2031 (i)                                                           1,281
                                Southeast Texas, Housing Finance Corporation Revenue Bonds, AMT (d)(l):
                            95      Series A, 8% due 11/01/2025                                                                99
                           180      Series B, 8.50% due 11/01/2025                                                            188
                                Texas State Public Finance Authority, Building Revenue Bonds (h)(j):
                         2,100      (General Services Commission Project), Series A, 6% due 2/01/2010                       2,329
                         1,000      (State Preservation Project), Series B, 6% due 8/01/2009                                1,100
                        45,000  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                Tier, Series A, 5.75% due 8/15/2038 (c)                                                    50,177
                         4,930  Upper Trinity Regional Water District, Texas, Water Revenue Bonds (Regional Treated
                                Water Supply System), Series A, 6% due 8/01/2020 (e)                                        5,447
                                Webster, Texas, GO, COP, Series A (h):
                         1,500      6% due 3/01/2010 (j)                                                                    1,666
                           805      6% due 3/01/2021                                                                          883

Utah - 0.1%                995  Utah State HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series C, Class III,
                                5.50% due 1/01/2018                                                                         1,026

Virginia - 0.6%          2,425  Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power Company),
                                Series B, 5.875% due 6/01/2017                                                              2,640
                                Norfolk, Virginia, Redevelopment and Housing Authority, First Mortgage Revenue Bonds
                                (Retirement Community), Series A:
                           500      6% due 1/01/2025                                                                          515
                         1,100      6.125% due 1/01/2035                                                                    1,133
                         3,825  Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                                5.50% due 8/15/2028                                                                         3,975

Washington - 1.6%        3,000  Port of Seattle, Washington, Special Facilities Revenue Bonds, Series A, 6% due
                                9/01/2029 (f)                                                                               3,314
                         3,010  Seattle, Washington, Drain and Wastewater Utility Revenue Bonds, 5.75% due
                                11/01/2022 (f)                                                                              3,292
                                Seattle, Washington, Housing Authority Revenue Bonds:
                         2,750      (Newholly Project), AMT, 6.25% due 12/01/2035                                           2,795
                         4,875      (Replacement Housing Project), 6.125% due 12/01/2032                                    4,871
                         7,750  Tacoma, Washington, Electric System Revenue Refunding Bonds, Series A, 5.75% due
                                1/01/2011 (h)(j)                                                                            8,688

Wisconsin - 0.7%         2,725  Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (f)                                2,746
                                Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                (Synergyhealth Inc.):
                         3,250      6% due 11/15/2023                                                                       3,515
                         3,700      6% due 11/15/2032                                                                       3,962

Wyoming - 1.3%           8,400  Sweetwater County, Wyoming, PCR, Refunding (Idaho Power Company Project), Series A,
                                6.05% due 7/15/2026 (f)                                                                     8,750
                         9,000  Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC Corporation
                                Project), AMT, Series A, 7% due 6/01/2024                                                   9,083

Guam - 0.0%                115  Guam Housing Corporation, S/F Mortgage Revenue Bonds, AMT, Series A, 5.75% due
                                9/01/2031 (l)                                                                                 128

Puerto Rico - 4.5%              Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                Bonds:
                         8,045      5.75% due 7/01/2022                                                                     8,834
                         2,000      Series B, 5.875% due 7/01/2010 (f)(j)                                                   2,248
                                Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                Refunding Bonds, Series K:
                        12,500      5% due 7/01/2040                                                                       12,819
                         9,250      5% due 7/01/2045                                                                        9,486
                                Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                Appreciation Revenue Bonds, Series A:
                        30,000      4.64%* due 7/01/2032 (e)                                                                8,465
                        11,785      4.67%* due 7/01/2036 (c)                                                                2,732
                           785  Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due 7/01/2020 (f)          860
                        15,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due
                                7/01/2029                                                                                  15,707
                         2,000  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                Facilities Revenue Bonds (Ascension Health), RIB, Series 377, 9.24% due 11/15/2030 (n)      2,448
                           960  Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                Series E, 5.50% due 8/01/2029                                                               1,024

U.S. Virgin              8,000  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 0.6%                  Project), AMT, 6.50% due 7/01/2021                                                          9,070

                                Total Municipal Bonds (Cost - $1,323,283) - 98.4%                                       1,401,632


                        Shares
                          Held  Short-Term Securities

                        25,923  Merrill Lynch Institutional Tax-Exempt Fund **                                             25,923

                                Total Short-Term Securities (Cost - $25,923) - 1.8%                                        25,923

                                Total Investments (Cost - $1,349,206***) - 100.2%                                       1,427,555
                                Liabilities in Excess of Other Assets - (0.2%)                                            (2,266)
                                                                                                                      -----------
                                Net Assets - 100.0%                                                                   $ 1,425,289
                                                                                                                      ===========

  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

 ** Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                        Net          Dividend
    Affiliate                                         Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund        24,000       $    111


*** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $       1,349,206
                                                  =================
    Gross unrealized appreciation                 $          82,444
    Gross unrealized depreciation                           (4,095)
                                                  -----------------
    Net unrealized appreciation                   $          78,349
                                                  =================

(a) Escrowed to maturity.

(b) FHA Insured.

(c) AMBAC Insured.

(d) GNMA Collateralized.

(e) FGIC Insured.

(f) MBIA Insured.

(g) ACA Insured.

(h) FSA Insured.

(i) FNMA/GNMA Collateralized.

(j) Prerefunded.

(k) XL Capital Insured.

(l) FHLMC Collateralized.

(m) Radian Insured.

(n) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Municipal Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Municipal Bond Fund, Inc.


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Municipal Bond Fund, Inc.


Date: November 17, 2005


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Municipal Bond Fund, Inc.


Date: November 17, 2005